Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,250,000
Previously Paid Amount
Total Fee Amount	2,640.98
Total Offset Amount
Net Fee	$ 2,640.98